UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the Semi-annual distribution period from
February 16, 2022 to August 15, 2022

Commission File Number of Issuing entity: 333-101155-29

Central Index Key Number of issuing entity: 0001349577

MS Structured TILES Series 2006-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-101155

Central Index Key Number of depositor: 0000107124

MS Structured Asset Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000107124
MS Structured Asset Corp.
(Exact name of sponsor as specified in its charter)

Faseeh Ejaz 312-332-9827
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

84-6392593
(I.R.S. Employer Identification No.)

Attention: Joshua Schanzer
1585 Broadway, 2nd Floor
New York, NY 10036
(Address of principal executive offices of issuing entity)

10036
(Zip Code)

(212) 761-2520
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Class A Units	[x]	☐	☐	New York Stock Exchange

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

SEC 2503 (03-05)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number

PART I - DISTRIBUTION INFORMATION ITEM
Item 1. Distribution and Pool Performance Information.
The semi-annual distribution report for the period referenced above for the holders of Treasury Index LinkEd Securities (TILES SM) Series 2006-1 is attached as Exhibit 99.1.

Item 1A. Asset-Level Information.
Not applicable.

Item 1B. Asset-Level Information.
Not applicable.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
No update to report.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
Contained within Item 1, if any.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
No update to report.

Item 7. Significant Enhancement Provider Information.
None.

Item 8 Significant Enhancement Provider Information.
No update to report.

Item 9. Other Information.
None.

Item 10. Exhibits.
(d) 99.1 Semi-annual distribution report pursuant to the Trust Agreement for the period referenced above. The distribution report was made on August 15, 2022.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TILES Trust No. 2006-1
By: U.S. Bank National Association, as Trustee, successor in interest to Bank of America, National Association, as Trustee, successor by merger to LaSalle Bank National Association, as Trustee

Date: August 30, 2022	/s/ Matthew W. Smith
Name: Matthew W. Smith
Title: Vice President